Property and equipment, net (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 8,593,697
Less: accumulated depreciation	(1,997,016)
Server development in progress	7,425,559
Property, Plant and Equipment, Net	14,022,240
Additions to property and equipment	6,534,343
Carrying amount of disposals of property and equipment	7,428
Impaired or pledged property and equipment	0
Depreciation	922,770
Server hardware
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	8,479,493
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 114,204